Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the six months ended June 30, 2020 were as follows:

June 30,
2020
Expected option life (years)	5.27 to 6.08 years
Risk-free interest rate	0.34% to 1.66%
Expected volatility	76.38% to 80.69%
Expected dividend yield	—%

Stock Option Rollforward	The table below summarizes activity for the six months ended June 30, 2020:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	5,936,239	$17.71	9.0	$11,873
Granted	266,675	9.78	—	—
Exercised	(19,367)	3.23	—	—
Canceled or forfeited	(252,336)	22.17	—	—
Outstanding as of June 30, 2020	5,931,211	$17.22	8.5	$21,749
Exercisable as of June 30, 2020	1,939,607	$17.71	7.7	$9,377
Vested and expected to vest as of June 30, 2020	5,931,211	$17.22	8.5	$21,749

Schedule of Nonvested Share Activity	A summary of the changes in the Company’s restricted ordinary shares during the six months ended June 30, 2020 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2019	314,744	$4.22
Granted	—	—
Vested	(137,608)	4.28
Canceled or forfeited	(1,969)	4.44
Unvested and outstanding at June 30, 2020	175,167	$4.17
During the six months ended June 30, 2020, the Company did not grant RSUs under the 2018 Plan. The following is a summary of RSU activity for the 2018 Plan for the six months ended June 30, 2020:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2019	500,000	$12.09
Granted	—	—
Vested	—	—
Canceled or forfeited	(11,250)	12.09
Unvested and outstanding at June 30, 2020	488,750	$12.09

Schedule Share Based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses, and capitalized to property and equipment is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Research and development	$3,704	$4,999	$8,266	$9,143
General and administrative	1,734	3,867	3,361	7,088
Capitalized to property and equipment	(133)	—	(87)	—
Total share-based compensation expense	$5,305	$8,866	$11,540	$16,231